Consolidated Statements of Profit or Loss and Other Comprehensive Income (Parenthetical) - shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Convertible Senior Notes [Member]
Statement [LineItems]
Convertible notes	575,000
Ordinary shares [member]
Statement [LineItems]
Convertible notes	3,456,785
Warrants [member]
Statement [LineItems]
Convertible notes	7,060,788	6,109,942